Quarterly Financial Data (Unaudited) - Quarterly Financial Data (Parenthetical) (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Asset impairment charges	$ 3,727,000	$ 7,320,000	$ 28,848,000	$ 5,634,000	$ 2,636,000	$ 38,271,000
Pretax restructuring costs	5,671,000	4,900,000	9,730,000	1,803,000	5,988,000	1,624,000	7,315,000	8,066,000
Pretax charge related to termination of agreement	20,200,000								20,200,000
After-tax premium on redemption	$ 20,500,000